Document And Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	CytomX Therapeutics, Inc.
Entity Central Index Key	0001501989
Entity Emerging Growth Company	false
Entity File Number	001-37587
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3521219
Entity Address, Address Line One	151 Oyster Point Blvd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	515-3185
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	CTMX
Security Exchange Name	NASDAQ